Matthews Asia Innovators Active ETF	March 31, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 97.1%
	Shares	Value
India: 23.9%
Zomato, Ltd.[a]	1,830,891	$3,997,545
Reliance Industries, Ltd.	73,562	2,621,075
Tata Motors, Ltd.	181,859	2,164,799
ICICI Bank, Ltd.	127,122	1,666,407
Bajaj Finance, Ltd.	18,219	1,582,701
Axis Bank, Ltd.	104,141	1,307,592
Delhivery, Ltd.[a]	149,632	799,359
HDFC Asset Management Co., Ltd.[b,c]	14,658	659,783
Lupin, Ltd.	22,130	429,001
Cummins India, Ltd.	10,092	363,767
Indian Hotels Co., Ltd.	48,969	347,088
Total India		15,939,117

China/Hong Kong: 23.8%
Meituan Class Ba,b,c	197,300	2,440,269
Tencent Holdings, Ltd.	56,700	2,200,929
Trip.com Group, Ltd. ADR[a]	42,101	1,847,813
PDD Holdings, Inc. ADR[a]	13,794	1,603,552
Alibaba Group Holding, Ltd.	167,700	1,505,271
Lam Research Corp.	1,246	1,210,576
NAURA Technology Group Co., Ltd. A Shares	24,800	1,047,589
Innovent Biologics, Inc.[a,b,c]	208,500	1,004,344
Contemporary Amperex Technology Co., Ltd. A Shares	38,600	1,003,651
DiDi Global, Inc.[a]	218,431	836,591
Shenzhen Inovance Technology Co., Ltd. A Shares	77,400	642,086
KE Holdings, Inc. ADR	37,059	508,820
Total China/Hong Kong		15,851,491

Taiwan: 18.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	275,000	6,607,871
Alchip Technologies, Ltd.	17,000	1,681,222
MediaTek, Inc.	21,000	761,167
ASPEED Technology, Inc.	7,000	728,358
Unimicron Technology Corp.	118,000	700,548
Eclat Textile Co., Ltd.	38,000	649,492
Wiwynn Corp.	9,000	615,870
Accton Technology Corp.	23,000	329,511
M31 Technology Corp.	7,000	281,063
Total Taiwan		12,355,102

South Korea: 13.8%
Samsung Electronics Co., Ltd.	54,998	3,300,901
SK Hynix, Inc.	18,523	2,451,847
Hyundai Motor Co.	9,351	1,646,193
Samsung SDI Co., Ltd.	2,443	866,505
Kakao Corp.	16,187	654,093
NEXTIN, Inc.	6,167	320,203
Total South Korea		9,239,742

United States: 8.7%
NVIDIA Corp.	3,547	3,204,927

	Shares	Value
Broadcom, Inc.	1,100	$1,457,951
Meta Platforms, Inc. Class A	2,319	1,126,060
Total United States		5,788,938

Singapore: 3.0%
Sea, Ltd. ADR[a]	36,916	1,982,758
Total Singapore		1,982,758

Indonesia: 2.4%
PT Bank Rakyat Indonesia Persero Tbk	4,204,100	1,604,214
Total Indonesia		1,604,214

Netherlands: 2.0%
ASML Holding NV	1,370	1,329,544
Total Netherlands		1,329,544

Brazil: 1.0%
NU Holdings, Ltd. Class Aa	54,699	652,559
Total Brazil		652,559

TOTAL COMMON EQUITIES		64,743,465
(Cost $52,162,807)
SHORT-TERM INVESTMENTS: 1.5%
Money Market Funds: 1.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	1,017,847	1,017,847
(Cost $1,017,847)

Total Investments: 98.6%		65,761,312
(Cost $53,180,654)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%		921,721
Net Assets: 100.0%		$66,683,033

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $4,104,396, which is 6.16% of net assets.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2024.
ADR	American Depositary Receipt
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